Subsequent Events	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events
19.	Subsequent Events

a)

In July 2014, Teekay LNG, through a new 50/50 joint venture with China LNG, has finalized shipbuilding contracts for six internationally-flagged icebreaker LNG carriers for a project, located on the Yamal Peninsula in Northern Russia (or the Yamal LNG Project). The Yamal LNG Project is a joint venture between Russia-based Novatek OAO (60%), France-based Total S.A. (20%) and China-based China National Petroleum Corporation (or CNPC) (20%), and will consist of three LNG trains with a total expected capacity of 16.5 million metric tons of LNG per annum and is currently scheduled to start-up in early-2018. The joint venture between Teekay LNG and China LNG will provide the six 172,000-cubic meter ARC7 LNG carrier newbuildings to be constructed by Daewoo Shipbuilding & Marine Engineering Co., Ltd. (or DSME), of South Korea, for a total fully built-up cost of approximately $2.1 billion. The vessels, which will be constructed with maximum 2.1 meter icebreaking capabilities in both the forward and reverse directions, are scheduled to deliver at various times between the first quarter of 2018 and first quarter of 2020. Upon their deliveries, the six LNG carriers will each operate under fixed-rate time-charter contracts with Yamal Trade Pte. Ltd. until December 31, 2045, plus extension options.

b)

In July 2014, Teekay LNG completed a public offering of 3.1 million common units (including 0.3 million common units issued upon exercise of the underwriters’ over-allotment option) at the price of $44.65 per unit, for gross proceeds of approximately $140.8 million (including a 2% proportionate capital contribution by Teekay LNG’s general partner). Teekay LNG used the net proceeds from the offering of approximately $140.5 million to prepay a portion of its outstanding debt under two of its revolving credit facilities, to fund the equity portion of its first installment payment to approximately $95 million for the six newbuilding LNG carriers ordered by Teekay LNG’s 50/50 joint venture with China LNG for the Yamal LNG Project and to fund a portion of its M-type, Electronically Controlled, Gas Injection (or MEGI) newbuildings’ shipyard installments. As a result of this public offering, Teekay’s ownership of Teekay LNG was reduced to 34.0% (including the Company’s 2% general partner interest). Teekay maintains control of Teekay LNG by virtue of its control of the general partner and will continue to consolidate the subsidiary.

c)

In August 2014, Teekay Offshore acquired 100% of the outstanding shares of Logitel Offshore Holdings AS (Logitel), a Norway-based company focused on the high-end floating accommodation market. The purchase price for the shares of Logitel consisted of $4.0 million in cash due on closing and a potential additional cash amount of $27.6 million, subject to reductions of some or all of this potential additional amount if certain performance criteria, primarily relating to the construction of the three floating accommodation units (or FAUs) ordered from the COSCO (Nantong) Shipyard (or COSCO) in China, are not met. Two of the FAUs are currently under construction and in August 2014, Teekay Offshore exercised one of its existing six options with COSCO to construct a third FAU. Prior to the acquisition, Logitel secured a three-year fixed-rate charter contract, plus extension options, with Petroleo Brasileiro SA (or Petrobras) in Brazil for the first FAU which is scheduled to deliver in the first quarter of 2015. Teekay Offshore expects to secure charter contracts for the remaining two newbuilding FAUs prior to their respective scheduled deliveries in the fourth quarter of 2015 and the third quarter of 2016.

Teekay Offshore is committed to acquire the three FAUs ordered from COSCO for a total cost of approximately $534.0 million, including estimated site supervision costs and license fees to be paid to Sevan Marine ASA (or Sevan) to allow for use of its cylindrical hull design in these FAUs. As at the date of acquisition, payments made towards these commitments totaled $18.0 million and the remaining payments required to be made under these newbuilding contracts were $8.8 million (balance of 2014), $341.0 million (2015) and $166.2 million (2016). The amount of the license fees, in aggregate for the three FAUs ordered from COSCO, is $22.2 million, subject to reductions of some or all of this amount if certain performance criteria, primarily relating to the construction of the three FAUs ordered from COSCO, is not met. The amount of site supervision costs are based on hours spent at agreed upon hourly rates as per Teekay Offshore’s agreement with Sevan.

Teekay Offshore intends to finance the initial newbuilding payments through its existing liquidity and expects to secure long-term debt financing for the units prior to their scheduled deliveries. Prior to the acquisition, financing for $60.0 million of costs incurred by Logitel relating to the acquisition of two partially completed hulls from Sevan and the subsequent construction installments to COSCO were provided by a bond agreement between Logitel and Sevan, Teekay Offshore has assumed Logitel’s obligations under the bond agreement as part of this acquisition. The bond is non-interest bearing and is repayable in amounts of $10.0 million within six months of delivery of each of the next six FAUs, including the three ordered from COSCO. The bonds are redeemable at par at any time. The bonds are convertible by Sevan. The conversion option is exercisable if the fourth of six options with COSCO is not exercised by its option expiry date on November 30, 2016. In this case, Sevan has a one-time option to receive the remaining two options with COSCO in exchange for the extinguishment of the remaining amount owing on the bond agreement. If the one-time option is not exercised by Sevan, any remaining amount owing on the bond agreement will be forgiven when there is a continuous three-year period, from the date of the latest delivery of a newbuilding FAU based on the Sevan cylindrical hull design, where no such Seven design FAUs are ordered.

d)

On August 1, 2014, Teekay Tankers acquired from Teekay a 50% interest in its conventional tanker commercial management and technical management operations, including the direct ownership in three commercially managed tanker pools, which generate fee income from commercially managing currently a fleet of approximately 89 vessels and technically managing currently a fleet of approximately 51 vessels, including vessels owned by Teekay Tankers. The purchase price for this acquisition was approximately $15 million, paid in Class B common shares of Teekay Tankers at a price of $3.70 per share. Teekay Tankers will account for its interest in the conventional tanker commercial management and technical management operations by the equity method.